Note 4 - Fair Value and Marketable Securities (Details) - Reconciliation of Fair Value Using Significant Unobservable Inputs - Fair Value, Inputs, Level 3 [Member] - Preferred Equity Securities [Member] - USD ($)
$ in Thousands
12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at	[1]		$ 450
Transfers out of Level 3	[1]
Total gains or losses realized/unrealized
Included in net loss	[1]	$ 568	$ 872
Included in other comprehensive income	[1]	(450)	10
Redemptions	[1]	$ (568)	$ (2,000)

[1]	Preferred securities issued by subsidiaries of two publicly-held debt default insurers.